Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. Plan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2014	$ 62.7
2015	61.2
2016	66.0
2017	67.5
2018	70.7
2019-2023	377.2
Non U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2014	2.2
2015	2.6
2016	2.8
2017	3.1
2018	3.2
2019-2023	21.2
Supplemental Plan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2014	9.0
2015	8.5
2016	9.3
2017	10.7
2018	9.4
2019-2023	$ 50.9